Subsequent events	12 Months Ended
Dec. 31, 2019
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Subsequent events

Note 39 - Subsequent events

Chief Executive Officer  appointment

On January 9, 2020 it was communicated the decision made between Mr. Manuel Olivares Rossetti, the Board of Directors, and the main shareholders, to allow Mr. Olivares to serve as Chief Executive Officer of Itaú Corpbanca until January 29, 2020.

The Board also agreed to appoint Mr. Gabriel Moura as the new Chief Executive Officer of Itaú Corpbanca, starting on January 30, 2020.

Investment increase in Nexus S.A.

On January 22, 2020 Itaú Corpbanca acquired 79,577 shares of Nexus S.A. corresponding to 1.91% of the total equity of this company, for an approximated amount of MCh$338. With this transaction the Bank’s participation increased to 14.81%.

Sale on the investment in Itaú Casa de Valores, Panama

Itaú Comisionista de Bolsa Colombia S.A., a subsidiary of Itaú Corpbanca Colombia S.A., sold its investment in Itaú Casa de Valores S.A., a public limited company , domiciled in Panama, to LVM Holdings SpA, a company domiciled in Chile. The value of the transaction was determined at 1.5 times the price value of its equity as of January 23, 2020.

Changes in the Board of Directors of Itaú Corpbanca Colombia

On January 27, 2020, the Shareholders’ Meeting of Itaú Corpbanca Colombia S.A. elected the following members of the Board of Directors:

Gabriel Amado de Moura

Cristián Toro Cañas

Juan Echeverría Gonzalez

Monica Aparicio Smith

Roberto Brigard Holguín

Annual Ordinary Shareholders’ Meeting Agreements

At the Ordinary Shareholders’ Meeting of Itaú Corpbanca, held on March 18, 2020, it was approved to distribute a dividend equivalent to 100% of the net income attributable to equity holders of the Bank for the year ended December 31, 2019, which represents an aggregate amount equal to $127.065.130.654 payable to the shareholders of the Bank entitled to receive dividends in a proportion of $0,2479770771 per share.

COVID-19 pandemia

The first case of COVID-19 in Chile was detected on March 3, 2020. As of the date of this Annual Report, the Chilean government has taken various measures in order to prepare the country for mass contagion, including partial lockdown for some regions.  Further government actions may be imposed according to when and how the peak of contagion will occur.

Note 39 - Subsequent events, continued

From a macroeconomic point of view, the impact of COVID-19 in Chile is uncertain. According to Management,  estimates indicate that COVID-19 could result in a decline of 1.9% in Chilean GDP in 2020. However, it is worth noting that there is a considerable degree of uncertainty about GDP growth forecasts for this year, which stems from uncertainty about (i) the duration of the lockdown / isolation measures and (ii) the pace of recovery in the second half of 2020. It is reasonable to believe that, the longer the duration of the isolation measures, the slower the recovery will be in the second half of this year, since the consequences on the financial condition of corporates and households tend to be more intense, delaying the normalization. Economic stagnation, contraction and increased unemployment levels may affect our cost of funding, the recoverability and value of our assets and could result in lower loan portfolio growth, higher past-due loans, given the deteriorated financial condition of our customers and, therefore, higher provisions for loans losses, resulting in lower net income. To mitigate the impact on the economy the Government has enacted several laws to combat the economic consequences of COVID-19 and the Central Bank of Chile has taken some measures for providing liquidity to the market, as well as, reducing the overnight interest rate.

In order to manage the impacts of COVID-19 in our operations, we organized ourselves in three main pillars. The first pillar is related to our clients and what needed to be done to continue to be fully accessible through our digital channels and to continue to provide the solutions requested by our clients. The second pillar is related to our people and how we could support and protect them at the same time as we reinforce our organizational values and culture. The third pillar relates to our efforts to maintain our strong focus on risk management and our operational and technological capabilities to keep the Bank running strong, safe and solid.

Itaú Corpbanca maintains its operational activities and continues to monitor and assess the impacts of this pandemic on its results, as well as its effects on critical estimates and judgments including allowance for loan losses and impairments, considering that this event does not impact its financial results for the year ended December 31, 2019 and its financial position as of December 31, 2019.

Others

Between January 1 and April 24, 2020, the date of issuance of these Consolidated Financial Statements, there have been no other events after the reporting period that could affect the presentation and results of the financial statements.

Roxana Zamorano	Gabriel Moura
Chief Accounting Officer	Chief Executive Officer